Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets

	2022	2021
	$’000	$’000
Composition:
Goodwill (Note 15(a))	347,831	362,448
Trademarks, brand and domain names (Note 15(b))	7,865	9,500
Acquired computer software (Note 15(c))	1,190	946
Property data (Note 15(d))	431	233
Internally developed computer software (Note 15(e))	30,205	15,009
Development cost in progress (Note 15(f))	5,928	13,021
	393,450	401,157

Summary of Reconciliation of Changes in Goodwill
(a)
Goodwill

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	362,448	123,277
Currency revaluation adjustments	(17,380)	5,321
Acquisition of subsidiaries	2,763	233,850
End of financial year	347,831	362,448

	2022	2021
	$’000	$’000
ePropertyTrack ("Fastkey")	3,586	3,586
MyProperty Data Sdn Bhd ("Data")	2,032	2,149
Ensign[1]	—	5,099
Singapore marketplace	486	—
Vietnam marketplace	112,080	115,817
Malaysia marketplace[2]	214,614	225,908
Thailand marketplace[3]	11,671	9,889
Indonesia marketplace	599	—
SendTech Pte. Ltd. ("Sendhelper")	2,763	—
	347,831	362,448

1.
In 2022, the award business has become an intrinsic part of the local developer product mix and are allocated to Marketplace country CGUs on a revenue share basis.
2.
Comprise of iProperty.com Malaysia Sdn. Bhd., Brickz Research Sdn. Bhd., IPGA Management Services Sdn. Bhd. and PropertyGuru Malaysia International (Malaysia) Sdn Bhd.
3.
Comprise of Kid Ruang Yu Co., Ltd., Prakard IPP Co., Ltd., iProperty (Thailand) Co., Ltd., and AllProperty Media Co., Ltd. (Head Office)

Summary of Key Assumption Used for Fair Value less Cost to Sell Calculations

Impairment tests for goodwill (continued)

Key assumptions used for value-in-use calculations:

	2022
	Revenue growth rate[1]	Terminal growth rate[2]	Discount rate[3]
Fastkey	4-81%	5.5%	16.1%
Data	45-234%	5.5%	23.1%
Singapore marketplace	10-19%	5.5%	16.1%
Vietnam marketplace	18-38%	6.0%	23.0%
Malaysia marketplace	20-36%	4.0%	16.2%
Thailand marketplace	14-29%	3.0%	15.6%
Indonesia marketplace	11-27%	4.6%	14.5%
Sendhelper	25-160%	5.5%	18.3%

	2021
	Revenue growth rate[1]	Terminal growth rate[2]	Discount rate[3]
Fastkey	16-21%	1.7%	12.8%
Data	27-426%	3.4%	21.9%
Ensign	12-52%	1.7%	12.8%
Vietnam marketplace	15-53%	3.0%	17.5%

1.
Budgeted revenue growth rate
2.
Weighted average growth rate used to extrapolate cash flows beyond the budget period
3.
Pre-tax discount rate applied to the pre-tax cash flow projections

2021
Enterprise Value / Sales Mutiple
Malaysia marketplace	16.6x
Thailand marketplace	16.6x

Trademarks Brand And Domain Names [Member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(b)
Trademarks, brand and domain names

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	20,738	15,667
Additions	15	—
Acquisition of subsidiaries	—	4,859
Disposals during the year	(8)	—
Currency revaluation adjustments	(830)	212
End of financial year	19,915	20,738
Accumulated amortisation and impairment
Beginning of financial year	11,238	10,089
Amortisation charge	1,264	1,105
Disposals during the year	(1)	—
Currency revaluation adjustments	(451)	44
End of financial year	12,050	11,238
Net book value	7,865	9,500

Computer software [member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(c)
Acquired computer software

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	2,855	2,182
Additions	689	654
Acquisition of subsidiaries	—	23
Reclassification from internally developed computer software	426	—
Disposals during the year	(40)	—
Currency revaluation adjustments	(35)	(4)
End of financial year	3,895	2,855
Accumulated amortisation
Beginning of financial year	1,909	1,566
Amortisation charge	727	344
Reclassification from internally developed computer software	100	—
Disposals during the year	(17)	—
Currency revaluation adjustments	(14)	(1)
End of financial year	2,705	1,909
Net book value	1,190	946

Internally Developed Computer Software [Member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(e)
Internally developed computer software

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	27,644	11,133
Acquisition of subsidiaries	163	9,832
Transfers from development cost in progress	28,103	6,605
Reclassification to acquired computer software	(426)	—
Currency revaluation adjustments	(686)	74
End of financial year	54,798	27,644
Accumulated amortisation and impairment
Beginning of financial year	12,635	6,483
Amortisation charge	12,346	6,177
Reclassification to acquired computer software	(100)	—
Transfer from development cost in progress	80	—
Currency revaluation adjustments	(368)	(25)
End of financial year	24,593	12,635
Net book value	30,205	15,009

Intangible assets under development [member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(f)
Development cost in progress

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	13,105	6,493
Acquisition of subsidiaries	—	1,136
Additions	21,107	12,067
Transfers to internally developed computer software	(28,103)	(6,605)
Disposals during the year	(84)	—
Currency revaluation adjustments	(97)	14
End of financial year	5,928	13,105
Accumulated impairment
Beginning of financial year	84	85
Transfers to internally developed computer software	(80)	—
Currency revaluation adjustments	(4)	(1)
End of financial year	—	84
Net book value	5,928	13,021

Property Data [Member]
Text Block [Line Items]
Summary of Detailed Information About Intangible Assets
(d)
Property data

	2022	2021
	$’000	$’000
Cost
Beginning of financial year	355	191
Acquisition of subsidiaries	—	73
Additions	368	93
Currency revaluation adjustments	(19)	(2)
End of financial year	704	355
Accumulated amortisation
Beginning of financial year	122	5
Amortisation charge	160	117
Currency revaluation adjustments	(9)	—	*
End of financial year	273	122
Net book value	431	233

* Less than $1,000